Accounts receivable, net (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounts Receivable, Net [Abstract]
Legal Proceedings Receivables	$ 141,636	$ 130,290	$ 103,057